Supplementary Information to the Statements of Comprehensive Profit or Loss (Schedule of Cost of Revenues Products) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 2,201	$ 2,139	$ 1,916
Subcontractors	204	153	89
Depreciation and amortization	603	554	512
Cost of materials	1,091	704	456
Other manufacturing expenses	953	840	657
Decrease in inventory of finished products	242	155	344
Allotment of manufacturing costs to R&D	(311)	(1,394)	(1,621)
Cost of revenues from sale of products	$ 4,983	$ 3,151	$ 2,353